Reconciliation of operating (loss)/profit to headline operating profit - Summary of Reconciliation of Operating Profit to Headline Operating Profit (Detail) - GBP (£) £ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019
Statement [Line Items]
Operating (loss)/profit		£ (2,417.3)	[1]	£ 596.3	[2]	£ 1,295.9	[1]
Amortisation and impairment of acquired intangible assets		53.1	[1]	52.8	[2]	121.5
Goodwill impairment		2,484.7	[1]			47.7	[3]
Gains on disposal of investments and subsidiaries		(16.0)	[1]	(40.6)	[2]	(40.4)
Gains on remeasurement of equity interests arising from a change in scope of ownership				(0.4)	[2]	(0.4)
Investment and other write-downs	[1]	220.6				7.5
Litigation settlement				(16.8)	[2]	(16.8)
Gain on sale of freehold property in New York	[2]			(7.9)		(7.9)
Restructuring and transformation costs		17.9	[1]	33.9	[2]	153.5
Restructuring costs in relation to COVID-19	[1]	39.3
Headline operating profit	[4]	£ 382.3		£ 617.3	[5]	£ 1,560.6

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
[3]	Figures for the period ended 30 June 2020 have been restated, as described in the accounting policies.
[4]	A reconciliation from operating (loss)/profit to headline operating profit is provided in note 23.
[5]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13. As a result, Data Investment Management is now excluded from the segment analysis.